Divestitures - Summary of Net Assets Disposed (Detail) - Associates [member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Consideration received - cash and cash equivalents	$ 418
Trade receivables	(51)
Prepaid expenses and other current assets	(13)
Computer software	(36)
Goodwill	(104)
Other assets	(2)
Total assets	(206)
Payables and accruals	11
Deferred revenue	49
Total liabilities	60
Net assets disposed	(146)
Opening Balance Equity Investment	87
Others	(17)
Gain on sale before income tax	$ 342